Divestitures - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2013 EFW Thermal Facility and BCI Thermal Facility CAD	Jun. 16, 2014 U.S. Hydro Facilities USD ($)	Jun. 29, 2013 U.S. Hydro Facilities USD ($) Facility
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Write down of net assets, before tax	56,851
Write down of net assets, net tax	42,538
Write down of net assets, tax	14,313
Number of facilities sold			9
Net proceeds of disposition		3,600	23,400
Gain (loss) on sale, net of tax			960
Gain (loss) on sale, tax			$ 1,605